REVERSE TAKEOVER AND PRIVATE PLACEMENT (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSIDERATION
Fair value of subordinate voting shares issued		$ 1,513
Transaction costs		191
Total consideration	$ 61,196	1,704	$ 476
ASSETS ACQUIRED
Total identifiable net assets acquired		0
Listing expenses		1,704
Total purchase price		$ 1,704